Mortgage Servicing Assets - Estimated Amortization Expense (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2017	$ 536
2018	465
2019	393
2020	320
2021	248
Thereafter	309
Total	$ 2,271	$ 2,040	$ 2,072	$ 2,356